EMPLOYEE BENEFIT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT LIABILITIES
Schedule of changes in the defined benefit obligation and fair value of plan assets

2022:

							Gain (loss) from remeasurement
	Expenses recognized in profit or loss						in other comprehensive income
						Actuarial gain	Actuarial gain	Total effect	Effect of
				Total expense		(loss) arising	(loss) arising	on other	changes in
	Balance at			recognized in	Payments	from changes	from	comprehensive	foreign		Balance at
	January 1,	Current	Net interest	profit or loss	from the	in financial	experience	income for the	exchange	Contributions	December 31,
	2022	service cost	expense	for the period	plan	assumptions	adjustments	period	rates	by employer	2022

Defined benefit obligation	(9,848)	(405)	(245)	(650)	374	775	87	862	1,109	—	(8,153)
Fair value of plan assets	7,466	—	198	198	(349)	—	(123)	(123)	(870)	336	6,658

Net defined benefit liability (asset)	(2,382)	(405)	(47)	(452)	25	775	(36)	739	239	336	(1,495)

2021:

							Gain (loss) from
							remeasurement in other
	Expenses recognized in profit or loss						comprehensive income			Contributions
				Total
				expense		Actuarial		Total
				recognized		gain (loss)	Actuarial	effect	Effect of
				in profit		arising	gain (loss)	on other	changes
	Balance			or		from	arising	comprehensive	in
	at	Current	Net	loss for	Payments	changes in	from	income	foreign		Initially	Balance at
	January 1,	service	interest	the	from the	financial	experience	for the	exchange		consolidated	December 31,
	2021	cost	expense	period	plan	assumptions	adjustments	period	rates	by employer	company	2021

	USD in thousands
Defined benefit obligation	(7,083)	(379)	(167)	(546)	503	(194)	(66)	(260)	(275)	—	(2,186)	(9,848)
Fair value of plan assets	5,502	—	133	133	(480)	—	519	540	222	347	1,202	7,466

Net defined benefit liability (asset)	(1,581)	(379)	(34)	(413)	23	(194)	453	280	(53)	347	(984)	(2,382)

NOTE 19:-EMPLOYEE BENEFIT LIABILITIES (Cont.)

2020:

							Gain (loss) from
							remeasurement in other
	Expenses recognized in profit or loss						comprehensive income			Contributions
								Total
				Total		Actuarial		effect
				expense		gain (loss)	Actuarial	on other	Effect of
				recognized		arising from	gain (loss)	comprehensive	changes in
	Balance at	Current	Net	in profit or	Payments	changes in	arising from	income	foreign		Balance at
	January 1,	service	interest	loss for the	from the	financial	experience	for the	exchange		December 31,
	2020	cost	expense	period	plan	assumptions	adjustments	period	rates	by employer	2020

	USD in thousands
Defined benefit obligation	(6,435)	(384)	(148)	(532)	427	(37)	(11)	(48)	(495)	—	(7,083)
Fair value of plan assets	5,086	—	123	123	(394)	—	15	15	384	288	5,502

Net defined benefit liability (asset)	(1,349)	(384)	(25)	(409)	33	(37)	4	(33)	(111)	288	(1,581)

Schedule of disaggregation of the fair value of the plan assets

	Year ended
	December 31,
	2022	2021	2020
Insurance contracts	6,658	7,466	5,502

Schedule of principal assumptions underlying the defined benefit plan

	2022	2021	2020

		%
Discount rate	5.57	1.00-2.98	2.27
Expected rate of salary increase	2.0-5.92	2.00-5.70	4.40

Schedule of reasonably possible changes at the end of the reporting period in each actuarial assumption assuming that all other actuarial assumptions are constant

	Change in defined benefit
	obligation
	Year ended
	December 31,
	2022	2021	2020
Sensitivity test for changes in the expected rate of salary increase:

The change as a result of:
Salary increase of 6.51% (instead of 5.9%) (2021- 6.27% instead of 5.70%, 2020-4.84% instead of 4.40%)	(49)	(105)	(97)

Sensitivity test for changes in the discount rate of the plan assets and liability:

The change as a result of:
Increase of 1 % in discount rate	(13)	57	(29)
Decrease of 1 % in discount rate	45	128	38